Organization and Summary of Significant Accounting Policies - Summary of Stock-Based Compensation Expense from Share-Based Awards (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 429	$ 332	$ 985	$ 903	$ 1,138	$ 1,747
Additional charge to stock compensation related to accelerated vesting of equity awards	200
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	201	57	279	193	227	534
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 228	$ 275	$ 706	$ 710	$ 911	$ 1,213